Note 3 - Loans and Allowance for Loan Losses (Details) - Loans Individually Evaluated for Impairment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
With an allowance recorded:
Allowance for loan losses allocated - with allowance recorded	$ 2,164	$ 3,412	$ 2,625
Commercial real estate:
Unpaid principal balance	20,180	21,949	16,255
Recorded investment	17,228	20,169	14,696
Allowance for loan losses allocated	2,164	3,412	2,625
Average impaired loans	15,894	17,029	13,693
Interest income recognized	700	954	784
Cash basis interest recognized	700	954	784
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member]
With an allowance recorded:
Unpaid Principal balance	204	1,177	290
Recorded investment - with allowance recorded	204	1,177	290
Allowance for loan losses allocated - with allowance recorded	204	414	157
Average impaired loans - with allowance recorded	204	471	116
Interest income recognized - with allowance recorded	13	32
Cash basis interest recognized - - with allowance recorded	13	32
With no related allowance recorded:
Unpaid principal balance with no related allowance recorded	3,812	3,125	2,188
Recorded investment with no related allowance recorded	3,265	2,578	1,641
Average impaired loans with no related allowance recorded	2,747	2,135	1,469
Interest income recognized with no related allowance recorded	181	113	73
Cash basis interest recognized with no related allowance recorded	181	113	73
Commercial real estate:
Allowance for loan losses allocated	204	414	157
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
With an allowance recorded:
Unpaid Principal balance	396	7,656	3,776
Recorded investment - with allowance recorded	396	7,656	3,776
Allowance for loan losses allocated - with allowance recorded	107	2,092	1,504
Average impaired loans - with allowance recorded	402	8,303	3,846
Interest income recognized - with allowance recorded	75	398	187
Cash basis interest recognized - - with allowance recorded	75	398	187
With no related allowance recorded:
Unpaid principal balance with no related allowance recorded	5,178	1,298	6,106
Recorded investment with no related allowance recorded	2,773	300	5,094
Average impaired loans with no related allowance recorded	3,439	300	5,699
Interest income recognized with no related allowance recorded	49	50	311
Cash basis interest recognized with no related allowance recorded	49	50	311
Commercial real estate:
Allowance for loan losses allocated	107	2,092	1,504
Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
With no related allowance recorded:
Unpaid principal balance with no related allowance recorded	680
Recorded investment with no related allowance recorded	680
Average impaired loans with no related allowance recorded	544
Commercial Portfolio Segment [Member]
With an allowance recorded:
Unpaid Principal balance	4,355	2,356	2,658
Recorded investment - with allowance recorded	4,355	2,356	2,658
Allowance for loan losses allocated - with allowance recorded	1,850	900	864
Average impaired loans - with allowance recorded	3,545	2,441	1,836
Interest income recognized - with allowance recorded	149	110	142
Cash basis interest recognized - - with allowance recorded	149	110	142
With no related allowance recorded:
Unpaid principal balance with no related allowance recorded	4,336	4,703
Recorded investment with no related allowance recorded	4,336	4,468
Average impaired loans with no related allowance recorded	3,985	2,278
Interest income recognized with no related allowance recorded	180	180
Cash basis interest recognized with no related allowance recorded	180	180
Commercial real estate:
Allowance for loan losses allocated	1,850	900	864
Consumer Portfolio Segment [Member] | Home Equity Loan [Member]
With an allowance recorded:
Unpaid Principal balance	218	219	218
Recorded investment - with allowance recorded	218	219	218
Allowance for loan losses allocated - with allowance recorded	3	6	7
Average impaired loans - with allowance recorded	219	219	87
Interest income recognized - with allowance recorded	8	7	9
Cash basis interest recognized - - with allowance recorded	8	7	9
With no related allowance recorded:
Interest income recognized with no related allowance recorded			3
Cash basis interest recognized with no related allowance recorded			3
Commercial real estate:
Allowance for loan losses allocated	3	6	7
Residential Portfolio Segment [Member]
With an allowance recorded:
Unpaid Principal balance			253
Recorded investment - with allowance recorded			253
Allowance for loan losses allocated - with allowance recorded			93
Average impaired loans - with allowance recorded			101
Interest income recognized - with allowance recorded		6	12
Cash basis interest recognized - - with allowance recorded		6	12
With no related allowance recorded:
Unpaid principal balance with no related allowance recorded	1,001	1,415	766
Recorded investment with no related allowance recorded	1,001	1,415	766
Average impaired loans with no related allowance recorded	809	882	539
Interest income recognized with no related allowance recorded	45	58	47
Cash basis interest recognized with no related allowance recorded	$ 45	$ 58	47
Commercial real estate:
Allowance for loan losses allocated			$ 93